                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended:       December 31, 2002

Check here if Amendment [   ]; Amendment Number:_____
         This Amendment (Check only one.):  [   ] is a restatement.
                                            [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             WoodTrust Asset Management, N.A.
Address:          181 2nd Street South
                  P.O. Box 8000
                  Wisconsin Rapids, WI 54495-8000

Form 13F File No: 28-10000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Linda L. Bender
Title:            Vice President/Personal Trust Officer
Phone:            (715) 422-0210
Signature, Place, and Date of Signing:


/s/ Linda L. Bender     Wisconsin Rapids, Wisconsin       February 10, 2003
-------------------     ---------------------------  ---------------------------
    (Signature)                (City/State)                    (Date)

Report Type (Check only one.):

[ X ] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None


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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:                                    0

Form 13F Information Table Entry Total:                              44

Form 13F Information Table Value Total:                         $85,495
                                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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                        WOODTRUST ASSET MANAGEMENT, N.A.
                           FORM 13F INFORMATION TABLE
                                DECEMBER 31, 2002

                                                                                                                VOTING AUTHORITY
                                  TITLE OF              VALUE      SHARES/  SH/  PUT/  INVSTMT    OTHER
NAME OF ISSUER                     CLASS       CUSIP   (X$1000)    PRN AMT  PRN  CALL  DSCRETN   MANAGERS      SOLE    SHARED NONE
ALBERTSONS INC                      COM      13104104    1,188      53,368   SH          Sole                 52,434     934    0
AMGEN INC                           COM      31162100    1,375      28,434   SH          Sole                 28,152     282    0
ANHEUSER BUSCH COS INC              COM      35229103      670      13,839   SH          Sole                 13,595     244    0
ASSOCIATED BANC CORP                COM      45487105      424      12,480   SH          Sole                 12,480       0    0
BAXTER INTERNATIONAL INC            COM      71813109    1,294      46,197   SH          Sole                 45,451     746    0
BAXTER INTERNATIONAL INC            COM      71813109       28       1,000   SH          Other                 1,000       0    0
BERKSHIRE HATHAWAY INC              COM      84670207    2,573       1,062   SH          Sole                  1,047      15    0
BERKSHIRE HATHAWAY INC              COM      84670207       97          40   SH          Other                    40       0    0
BRISTOL MYERS SQUIBB CO             COM     110122108      307      13,246   SH          Sole                 13,246       0    0
CISCO SYSTEMS INC                   COM     17275R102      202      15,432   SH          Sole                 15,432       0    0
COCA COLA CO                        COM     191216100    1,040      23,727   SH          Sole                 23,441     286    0
COCA COLA CO                        COM     191216100      196       4,465   SH          Other                 4,465       0    0
COLGATE PALMOLIVE                   COM     194162103      711      13,552   SH          Sole                 13,314     238    0
DELL COMPUTER CORP                  COM     247025109      666      24,906   SH          Sole                 24,476     430    0
DELL COMPUTER CORP                  COM     247025109       27       1,000   SH          Other                 1,000       0    0
EASTMAN KODAK COMPANY               COM     277461109    1,144      32,638   SH          Sole                 32,079     559    0
EMC CORP/MASS                       COM     268648102       89      14,437   SH          Sole                 14,437       0    0
EMC CORP/MASS                       COM     268648102        0          50   SH          Other                    50       0    0
EXXON MOBIL CORP                    COM     30231G102    1,771      50,681   SH          Sole                 50,124     557    0
EXXON MOBIL CORP                    COM     30231G102       96       2,740   SH          Other                 2,740       0    0
FEDERAL NATIONAL MORTGAGE           COM     313586109      717      11,143   SH          Sole                 10,952     191    0
GENERAL ELECTRIC CORP               COM     369604103    2,607     107,044   SH          Sole                105,818   1,226    0
GENERAL ELECTRIC CORP               COM     369604103       91       3,719   SH          Other                 3,719       0    0
HEINZ H J CO                        COM     423074103      206       6,280   SH          Sole                  6,280       0    0
HOME DEPOT INC                      COM     437076102    1,583      65,917   SH          Sole                 64,975     942    0
ILLINOIS TOOL WORKS                 COM     452308109      227       3,500   SH          Sole                  3,500       0    0
INTEL CORP                          COM     458140100    1,446      73,599   SH          Sole                 72,558   1,041    0
INTEL CORP                          COM     458140100      110       7,090   SH          Other                 7,090       0    0
INT'L BUSINESS MACHINES CORP        COM     459200101      779      10,053   SH          Sole                  9,891     162    0
JOHNSON & JOHNSON                   COM     478160104    1,508      28,079   SH          Sole                 27,758     321    0


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

KIMBERLY-CLARK CORP                 COM     494368103    1,110      21,269   SH          Sole                 21,017     252    0
MARSHALL & ILSLEY CORP              COM     571834100    1,216      44,406   SH          Sole                 44,406       0    0
MARSHALL & ILSLEY CORP              COM     571834100      145       5,280   SH          Other                 5,280       0    0
MEDTRONIC INC                       COM     585055106    1,197      26,245   SH          Sole                 25,835     410    0
MERCK & CO INC                      COM     589331107      420       7,418   SH          Sole                  7,418       0    0
MERCK & CO INC                      COM     589331107      149       2,635   SH          Other                 2,635       0    0
MGIC INVESTMENT CORP                COM     552848103    1,099      26,615   SH          Sole                 26,145     470    0
MICROSOFT CORP                      COM     594918104    1,064      20,573   SH          Sole                 20,344     229    0
MICROSOFT CORP                      COM     594918104       30         572   SH          Other                   572       0    0
NORTHERN TRUST                      COM     665859104      718      20,477   SH          Sole                 20,116     361    0
PEPSICO INC                         COM     713448108    1,118      26,477   SH          Sole                 26,183     294    0
PFIZER INC                          COM     717081103    1,589      51,976   SH          Sole                 51,404     572    0
PHILIP MORRIS COMPANIES INC         COM     718154107      783      19,326   SH          Sole                 19,029     297    0
PHILIP MORRIS COMPANIES INC         COM     718154107       61       1,500   SH          Other                 1,500       0    0
RENAISSANCE LEARNING INC            COM     75968L105   38,919   2,059,215   SH          Sole              2,057,341   1,874    0
RENAISSANCE LEARNING INC            COM     75968L105       57       3,000   SH          Other                 3,000       0    0
SEI INVESTMENTS COMPANY             COM     784117103      723      26,595   SH          Sole                 26,124     471    0
TARGET CORPORATION                  COM     87612E106    1,085      36,162   SH          Sole                 35,539     623    0
TEXAS INSTRUMENTS                   COM     882508104      804      53,586   SH          Sole                 52,730     856    0
UNITEDHEALTH GROUP INC              COM     91324P102    1,025      12,279   SH          Sole                 12,077     202    0
WALGREEN COMPANY                    COM     931422109      710      24,316   SH          Sole                 23,911     405    0
WASHINGTON MUT INC                  COM     939322103    1,084      31,406   SH          Sole                 30,872     534    0
WASTE MGMT INC DEL                  COM     94106L109    1,912      83,440   SH          Sole                 82,164   1,276    0
WELLS FARGO & CO                    COM     949746101    1,821      38,842   SH          Sole                 38,300     542    0
WELLS FARGO & CO                    COM     949746101       70       1,500   SH          Other                 1,500       0    0
WRIGLEY CO COM                      COM     982526105      772      14,058   SH          Sole                 13,815     243    0
NOKIA CORP SPNSD ADR                COM     654902204      745      48,052   SH          Sole                 47,308     744    0
STORA ENSO CORPORATION              COM     86210M106    2,302     220,102   SH          Sole                220,102       0    0

REPORT SUMMARY                      44                  85,495   3,597,040                                 3,578,211  18,829    0


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